CAPITAL AND RESERVES - Movement in Cash Flow Hedge Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Balance at beginning of the year	$ 879,939	$ 438,714
Balance at end of the year	1,308,313	879,939
Reserve of cash flow hedges
Disclosure of reserves within equity [line items]
Balance at beginning of the year	281	352
Loss arising on changes in fair value of hedging instruments during the period	(578)	(948)
Reclassification adjustments on cash flow hedges, net of tax	308	877
Balance at end of the year	$ 11	$ 281